Condensed Consolidating Guarantor Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2012
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$89,373	$198,083	$—	$287,456
Pawn loan fees	—	57,220	95,017	—	152,237
Consumer loan and credit services fees	—	44,419	4,273	—	48,692
Wholesale scrap jewelry revenue	—	51,978	51,728	—	103,706
Total revenue	—	242,990	349,101	—	592,091

Cost of revenue:
Cost of retail merchandise sold	—	45,572	121,572	—	167,144
Consumer loan and credit services loss provision	—	11,837	719	—	12,556
Cost of wholesale scrap jewelry sold	—	36,672	40,181	—	76,853
Total cost of revenue	—	94,081	162,472	—	256,553

Net revenue	—	148,909	186,629	—	335,538

Expenses and other income:
Store operating expenses	—	59,843	89,036	—	148,879
Administrative expenses	36,281	—	13,930	—	50,211
Depreciation and amortization	1,096	3,861	7,982	—	12,939
Interest expense	—	1,488	—	—	1,488
Interest income	—	(11)	(205)	—	(216)
Total expenses and other income	37,377	65,181	110,743	—	213,301

Income from continuing operations before income taxes	(37,377)	83,728	75,886	—	122,237

Provision for income taxes	(12,859)	30,561	23,673	—	41,375

Income from continuing operations	(24,518)	53,167	52,213	—	80,862

Income (loss) from discontinued operations, net of tax	—	—	(503)	—	(503)
Net income	$(24,518)	$53,167	$51,710	$—	$80,359
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	6,523	—	—	—	6,523
Comprehensive income	$(17,995)	$53,167	$51,710	$—	$86,882

Condensed Consolidating Balance Sheet
December 31, 2012
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$12,145	$3,885	$34,255	$—	$50,285
Pawn loan fees and service charges receivable	—	6,999	8,159	—	15,158
Pawn loans	—	50,091	53,090	—	103,181
Consumer loans, net	—	1,076	803	—	1,879
Inventories	—	29,325	36,020	—	65,345
Prepaid expenses and other current assets	3,733	—	1,263	(562)	4,434
Deferred tax assets	1,148	—	—	—	1,148
Total current assets	17,026	91,376	133,590	(562)	241,430

Property and equipment, net	3,732	38,802	50,770	—	93,304
Goodwill, net	—	95,368	71,018	—	166,386
Other non-current assets	—	3,503	3,069	—	6,572
Deferred tax assets	—	—	3,447	(3,447)	—
Intercompany receivable	—	—	118,494	(118,494)	—
Investments in subsidiaries	572,928	—	—	(572,928)	—
Total assets	$593,686	$229,049	$380,388	$(695,431)	$507,692

LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	$3,212	$—	$—	$—	$3,212
Accounts payable and accrued liabilities	7,629	5,585	14,724	—	27,938
Income taxes payable	—	—	562	(562)	—
Total current liabilities	10,841	5,585	15,286	(562)	31,150

Revolving unsecured credit facility	102,500	—	—	—	102,500
Notes payable, net of current portion	8,351	—	—	—	8,351
Deferred income tax liabilities	1,084	8,492	7,146	(3,447)	13,275
Intercompany payable	118,494	—	—	(118,494)	—
Total liabilities	241,270	14,077	22,432	(122,503)	155,276

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	388	—	—	—	388
Additional paid-in capital	159,081	—	—	—	159,081
Retained earnings	407,160	214,972	364,678	(572,928)	413,882
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(218)	—	(6,722)	—	(6,940)
Common stock held in treasury, at cost	(213,995)	—	—	—	(213,995)

Condensed Consolidating Balance Sheet (Continued)
December 31, 2012
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Total stockholders' equity	352,416	214,972	357,956	(572,928)	352,416
Total liabilities and stockholders' equity	$593,686	$229,049	$380,388	$(695,431)	$507,692

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2013
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$121,194	$245,993	$—	$367,187
Pawn loan fees	—	71,586	109,969	—	181,555
Consumer loan and credit services fees	—	39,771	4,010	—	43,781
Wholesale scrap jewelry revenue	—	35,147	33,178	—	68,325
Total revenue	—	267,698	393,150	—	660,848

Cost of revenue:
Cost of retail merchandise sold	—	65,381	155,980	—	221,361
Consumer loan and credit services loss provision	—	10,659	709	—	11,368
Cost of wholesale scrap jewelry sold	—	29,148	29,397	—	58,545
Total cost of revenue	—	105,188	186,086	—	291,274

Net revenue	—	162,510	207,064	—	369,574

Expenses and other income:
Store operating expenses	—	76,821	104,500	—	181,321
Administrative expenses	30,900	—	18,630	—	49,530
Depreciation and amortization	1,193	4,739	9,429	—	15,361
Interest expense	3,492	—	—	—	3,492
Interest income	(8)	—	(314)	—	(322)
Total expenses and other income	35,577	81,560	132,245	—	249,382

Income from continuing operations before income taxes	(35,577)	80,950	74,819	—	120,192

Provision for income taxes	(12,637)	28,333	20,017	—	35,713

Income from continuing operations	(22,940)	52,617	54,802	—	84,479

Income (loss) from discontinued operations, net of tax	—	—	(633)	—	(633)
Net income	$(22,940)	$52,617	$54,169	$—	$83,846
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	(811)	—	—	—	(811)
Comprehensive income	$(23,751)	$52,617	$54,169	$—	$83,035

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2011
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$71,863	$164,934	$—	$236,797
Pawn loan fees	—	47,199	75,121	—	122,320
Consumer loan and credit services fees	—	42,051	4,825	—	46,876
Wholesale scrap jewelry revenue	—	51,345	56,659	—	108,004
Total revenue	—	212,458	301,539	—	513,997

Cost of revenue:
Cost of retail merchandise sold	—	36,085	106,021	—	142,106
Consumer loan and credit services loss provision	—	10,484	847	—	11,331
Cost of wholesale scrap jewelry sold	—	33,454	37,851	—	71,305
Total cost of revenue	—	80,023	144,719	—	224,742

Net revenue	—	132,435	156,820	—	289,255

Expenses and other income:
Store operating expenses	—	52,776	73,331	—	126,107
Administrative expenses	34,695	—	10,564	—	45,259
Depreciation and amortization	1,079	3,343	6,522	—	10,944
Interest expense	135	—	—	—	135
Interest income	(111)	—	(166)	—	(277)
Total expenses and other income	35,798	56,119	90,251	—	182,168

Income from continuing operations before income taxes	(35,798)	76,316	66,569	—	107,087

Provision for income taxes	(10,015)	26,711	20,254	—	36,950

Income from continuing operations	(25,783)	49,605	46,315	—	70,137

Income (loss) from discontinued operations, net of tax	—	—	7,645	—	7,645
Net income	$(25,783)	$49,605	$53,960	$—	$77,782
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	(10,414)	—	—	—	(10,414)
Comprehensive income	$(36,197)	$49,605	$53,960	$—	$67,368

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$(123,042)	$94,644	$117,190	$—	$88,792
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	(6,702)	(10,623)	—	(17,325)
Purchases of property and equipment	379	(7,379)	(14,841)	—	(21,841)
Acquisitions of pawn stores, net of cash acquired	—	(73,106)	(47,632)	—	(120,738)
Investing activity with subsidiaries	41,815	(8,500)	(33,315)	—	—
Net cash flow provided by (used in) investing activities	42,194	(95,687)	(106,411)	—	(159,904)
Cash flow from financing activities:
Borrowings from revolving credit facilities	194,500	—	—	—	194,500
Repayments of revolving credit facilities	(92,000)	—	—	—	(92,000)
Repayments of notes payable	(1,837)	—	—	—	(1,837)
Purchases of treasury stock	(61,275)	—	—	—	(61,275)
Proceeds from exercise of share-based compensation awards	4,296	—	—	—	4,296
Income tax benefit from exercise of stock options	5,841	—	—	—	5,841
Net cash flow provided by (used in) financing activities	49,525	—	—	—	49,525
Effect of exchange rates on cash	—	—	1,576	—	1,576
Change in cash and cash equivalents	(31,323)	(1,043)	12,355	—	(20,011)
Cash and cash equivalents at beginning of the period	43,468	4,928	21,900	—	70,296
Cash and cash equivalents at end of the period	$12,145	$3,885	$34,255	$—	$50,285

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$(78,714)	$82,737	$102,695	$—	$106,718
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	(78)	(333)	—	(411)
Purchases of property and equipment	(1,616)	(11,584)	(13,472)	—	(26,672)
Acquisitions of pawn stores, net of cash acquired	—	(70,720)	(42,923)	—	(113,643)
Investing activity with subsidiaries	38,215	—	(38,215)	—	—
Net cash flow provided by (used in) investing activities	36,599	(82,382)	(94,943)	—	(140,726)
Cash flow from financing activities:
Borrowings from revolving credit facilities	152,500	—	—	—	152,500
Repayments of revolving credit facilities	(73,000)	—	—	—	(73,000)
Repayments of notes payable	(3,211)	—	—	—	(3,211)
Purchases of treasury stock	(38,692)	—	—	—	(38,692)
Proceeds from exercise of share-based compensation awards	9,242	—	—	—	9,242
Income tax benefit from exercise of stock options	7,805	—	—	—	7,805
Net cash flow provided by (used in) financing activities	54,644	—	—	—	54,644
Effect of exchange rates on cash	—	—	(278)	—	(278)
Change in cash and cash equivalents	12,529	355	7,474	—	20,358
Cash and cash equivalents at beginning of the period	12,145	3,885	34,255	—	50,285
Cash and cash equivalents at end of the period	$24,674	$4,240	$41,729	$—	$70,643

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2011
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$(7,515)	$26,830	$61,060	$—	$80,375
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	(3,749)	(1,459)	—	(5,208)
Purchases of property and equipment	7,075	(22,513)	(13,536)	—	(28,974)
Proceeds from disposition of consumer loan stores	—	—	19,857	—	19,857
Acquisitions of pawn stores, net of cash acquired	—	—	(7,779)	—	(7,779)
Investing activity with subsidiaries	52,500	—	(52,500)	—	—
Net cash flow provided by (used in) investing activities	59,575	(26,262)	(55,417)	—	(22,104)
Cash flow from financing activities:
Repayments of notes payable	(1,851)	—	—	—	(1,851)
Purchases of treasury stock	(55,308)	—	—	—	(55,308)
Proceeds from exercise of share-based compensation awards	2,478	—	—	—	2,478
Income tax benefit from exercise of stock options	2,088	—	—	—	2,088
Net cash flow provided by (used in) financing activities	(52,593)	—	—	—	(52,593)
Effect of exchange rates on cash	—	—	(2,622)	—	(2,622)
Change in cash and cash equivalents	(533)	568	3,021	—	3,056
Cash and cash equivalents at beginning of the period	44,001	4,360	18,879	—	67,240
Cash and cash equivalents at end of the period	$43,468	$4,928	$21,900	$—	$70,296

Condensed Consolidating Balance Sheet
December 31, 2013
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$24,674	$4,240	$41,729	$—	$70,643
Pawn loan fees and service charges receivable	—	7,934	8,755	—	16,689
Pawn loans	—	56,566	58,668	—	115,234
Consumer loans, net	—	694	756	—	1,450
Inventories	—	33,817	43,976	—	77,793
Prepaid expenses and other current assets	1,971	—	1,398	—	3,369
Deferred tax assets	907	—	4,137	—	5,044
Total current assets	27,552	103,251	159,419	—	290,222

Property and equipment, net	4,155	47,374	56,608	—	108,137
Goodwill, net	—	149,470	101,771	—	251,241
Other non-current assets	—	6,020	3,353	—	9,373
Deferred tax assets	—	—	6,943	(6,943)	—
Intercompany receivable	—	—	156,794	(156,794)	—
Investments in subsidiaries	751,785	—	—	(751,785)	—
Total assets	$783,492	$306,115	$484,888	$(915,522)	$658,973

LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	$3,326	$—	$—	$—	$3,326
Accounts payable and accrued liabilities	13,804	6,942	17,277	—	38,023
Income taxes payable	7,302	—	110	—	7,412
Total current liabilities	24,432	6,942	17,387	—	48,761

Revolving unsecured credit facility	182,000	—	—	—	182,000
Notes payable, net of current portion	5,026	—	—	—	5,026
Deferred income tax liabilities	881	10,080	4,809	(6,943)	8,827
Intercompany payable	156,794	—	—	(156,794)	—
Total liabilities	369,133	17,022	22,196	(163,737)	244,614

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	394	—	—	—	394
Additional paid-in capital	176,675	—	—	—	176,675
Retained earnings	490,280	289,093	470,140	(751,785)	497,728
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(303)	—	(7,448)	—	(7,751)
Common stock held in treasury, at cost	(252,687)	—	—	—	(252,687)

Condensed Consolidating Balance Sheet (Continued)
December 31, 2013
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Total stockholders' equity	414,359	289,093	462,692	(751,785)	414,359
Total liabilities and stockholders' equity	$783,492	$306,115	$484,888	$(915,522)	$658,973